Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 1,248,274	$ 165,129
Accounts receivable	161,073	108,714
Other receivable	85,473	42,109
Inventory	227,023	105,073
Due from related parties	137,763	76,591
Prepaid expenses	170,769	144,347
TOTAL CURRENT ASSETS	2,030,375	641,963
Property and equipment, net	2,316,146	1,505,059
Goodwill	396,487	396,487
Intangible assets, net	559,832	325,084
Investments at fair value	56,949	318,353
Other investments	2,116,915	1,582,148
Deposits and other assets	169,727	29,605
TOTAL ASSETS	7,646,431	4,798,699
LIABILITIES AND STOCKHOLDERS' EQUITY
Current maturities of long-term debt and notes payable	236,110	1,171,855
Convertible notes payable	0	1,625,000
Accounts payable and accrued expenses	1,122,633	478,005
Other current liabilities	361,586	330,607
Current maturities of capital leases payable	27,965	41,590
Deferred rent	10,825	43,225
Due to related parties	13,733	30,204
TOTAL CURRENT LIABILITIES	1,772,852	3,720,486
Capital leases payable, less current maturities	60,518	85,853
Deferred rent	98,448	7,162
Other liabilities	186,060	263,321
Long-term debt, less current maturities	0	236,109
TOTAL LIABILITIES	2,117,878	4,312,931
Commitments and contingencies (Note 14)
Stockholders' equity:
Common stock: $0.0001 par value; authorized 200,000,000 and 200,000,000 shares; issued 3,698,896 shares and 1,506,061 shares; and outstanding 3,698,896 and 1,249,446 shares at December 31, 2012 and 2011, respectively	370	151
Additional paid in capital	14,898,423	6,459,656
Other comprehensive (loss) income	(181,741)	50,650
Non-controlling interest	70,198	593,863
Accumulated deficit	(9,258,697)	(6,092,132)
Less treasury stock, 256,615 shares at December 31, 2011	0	(526,420)
Total stockholders' equity	5,528,553	485,768
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 7,646,431	$ 4,798,699